Derivative financial instruments - Summary of carrying amount of fair value hedges (Details) - Fair value hedges - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedges [line items]
Hedges, Fair value asset	$ 347	$ 2,694
Hedging instrument, liabilities	465	82
Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Hedges, Fair value asset	21	80
Hedging instrument, liabilities	0	0
Notional amount	1,102	4,104
Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Hedges, Fair value asset	326	2,614
Hedging instrument, liabilities	465	82
Notional amount	$ 18,880	$ 23,313